Noncontrolling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net income attributable to TDS shareholders	$ 200,566,000	$ 144,849,000	$ 191,347,000
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(8,555,000)	(7,180,000)	(4,709,000)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	(7,723,000)	(2,964,000)	182,000
Purchase of ownership in subsidiaries from noncontrolling interests		(3,510,000)	(105,000)
Net transfers (to) from noncontrolling interests	(16,278,000)	(13,654,000)	(4,632,000)
Change from net income attributable to TDS and transfers (to) from noncontrolling interests	184,288,000	131,195,000	186,715,000
Redeemable noncontrolling interest
Termination dates of mandatorily redeemable noncontrolling interests	2085 to 2107
Settlement value of mandatorily redeemable noncontrolling interests	165,700,000
Carrying value of mandatorily redeemable noncontrolling interests	$ 61,700,000